Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Common Stock

Note 6 — Common Stock

During the nine months ended September 30, 2019, the Company completed an underwritten public offering in which it sold 151,417 shares of its common stock generating net proceeds of approximately $5,604,000. In conjunction with the offering, the Company issued to the underwriter a warrant to purchase 12,113 shares of common stock at an exercise price of $52.50 per share. The fair value of the grant was included in the net proceeds from the public offering.

During the nine months ended September 30, 2019, 330 stock options were exercised.

During the nine months ended September 30, 2019, 931 shares of restricted stock vested and 5,306 (net of 1,850 shares withheld for employee taxes) of restricted stock units vested.

Note 7 —  Common Stock

On July 2, 2018, the Company filed a Registration Statement on Form S-3 (the “Shelf”) with the Securities and Exchange Commission in relation to the registration of common stock, preferred stock, warrants and/or units or any combination thereof the Company (collectively, the “Securities”) having an aggregate price of up to $75 million, subject to the limitations of the Shelf. The Company simultaneously entered into an At Market Issuance Sales Agreement (the “Sales Agreement”) with B. Riley FBR, Inc., as sales agent, to provide for the offering, issuance and sale by the Company of up to an aggregate amount of $15 million of the Company’s common stock from time to time in “at-the-market” offerings under the Shelf and subject to the limitations thereof. The Company shall pay to the sales agent cash commissions of 3.0% of the gross proceeds of sales of common stock under the Sales Agreement. As of the filing date of these financial statements, the Company has not sold any common stock under the Sales Agreement.

On June 9, 2017, the Company completed its IPO raising $4,991,235, before selling agent commissions and other offering expenses of $1,061,157, through the sale of 22,183 shares of its common stock at a price of $225.00 per share. On June 9, 2017, the Company concurrently closed on a private placement pursuant to which it sold to accredited investors an aggregate of 18,574 units at $157,50 per unit, for aggregate proceeds of $2,925,385, before offering expenses of $2,500. Each unit consists of one share of common stock and a three-year warrant to purchase one share of common stock exercisable for $225.00 per share.

Upon the closing of the Company’s IPO on June 9, 2017, in accordance with the terms of the 2016 convertible promissory notes, the principal balance of these notes, and all accrued but unpaid interest, totaling $5,467,389 were converted into 35,181 shares of common stock at weighted-average price of $155.40 per share.

In connection with the closing of the Company’s IPO on June 9, 2017, the Company filed an amended and restated certificate of incorporation and restated bylaws, both of which were approved by the Company’s board of directors and stockholders on October 23, 2016. Pursuant to the amended and restated certificate of incorporation, the Company is authorized to issue up to 125,000,000 shares of stock, consisting of 100,000,000 shares of common stock, par value $0.0001 and 25,000,000 shares of undesignated Preferred Stock, par value of $0.0001.

On December 4, 2017, the Company completed a follow-on public offering (“FPO”) in which the Company sold 139,167 shares of its common stock and 139,167 warrants to purchase shares of its common stock, at a price to the public of $72.00. The warrants, of which warrants to purchase 118,696 shares of common stock remain outstanding as of December 31, 2018, are exercisable at an exercise price of $88.50 per share of common stock, and they expire on December 4, 2022. See Note 14 – Subsequent Events. On December 6, 2017, the Company’s underwriters on the FPO exercised in full its option to purchase 20,875 shares of common stock and accompanying warrant, at a combined price to the public of $72.00 per combination. After giving effect to the full exercise of the over-allotment, the Company sold an aggregate of 160,042 shares of common stock and accompanying warrants to purchase an aggregate of 160,042 shares of common stock, raising $11,523,000 before underwriting discounts and other offering expenses of $1,115,000. Subsequent to the FPO, an aggregate of 40,185 and 1,160 of these warrants were exercised during the years ended December 31, 2018 and 2017, respectively, for additional gross proceeds of $3,556,000 and $102,660 during the years ended December 31, 2018 and 2017, respectively.

On November 13, 2017, the Company repaid all outstanding principal and accrued but unpaid interest under certain notes payable, totaling approximately $1,081,135 in cash by issuing 3,583 shares of the Company’s common stock at a price per share equal to $150.90, 80% of the price per share of common stock on the repayment date, and issuing 2,866 shares of the Company’s common stock at a price per share equal to $188.70, the price per share of common stock on the repayment date.

In June 2017, the Company issued 133 shares to an investor relations firm for services performed. The Company recorded a charge to operations for $30,000 for the fair value of the stock issued.

During the year ended December 31, 2018 and 2017, the Company issued 39 and 2,670 shares of common stock through the exercise of stock options for proceeds of $2 and $26,954, respectively.

During the year ended December 31, 2018, the Company issued 1,426 shares of common stock, net of 760 shares withheld for employee taxes, upon the vesting of restricted stock units.

During the year ended December 31, 2018 and 2017, the Company issued 2,034 and 10 shares of common stock upon the vesting of restricted stock awards, respectively.